Thrivent Large Cap Value Fund Investment Objectives and Goals - Thrivent Large Cap Value Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Thrivent Large Cap Value Fund Class S: TLVIX | Class A: AAUTX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Thrivent Large Cap Value Fund (the "Fund") seeks to achieve long-term growth of capital.